Schedule of Residual Value Rate and Useful Life of Property, Plant and Equipment (Details)	Dec. 31, 2024
Dry-docking expenditures [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years 6 months
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Leased Property [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Real Properties [Member]
Property, Plant and Equipment [Line Items]
Useful life	40 years
Shipping Tools Equipment and Computers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Shipping Tools Equipment and Computers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Vessels [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Vessels [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	9 years
Vessels [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	25 years